Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating activities
Profit before tax	¥ 1,625,237	$ 256,776	¥ 883,878	¥ 686,138
Adjustments:
Amortization of prepaid operating leases	12,366	1,954	12,819	13,433
Bad debt written off	10	2
Cost of share-based payments	1,592	252	5,301	10,275
Depreciation of property, plant and equipment	431,567	68,184	465,093	456,002
Depreciation of investment property	248	39	248
Dividend income from held for trading investment	(2,532)	(400)	(943)
Exchange loss/(gain)	(8,319)	(1,315)	(3,407)	45,354
Fair value (gain)/loss on foreign exchange forward contract			140	(15,506)
Fair value loss/(gain) on held for trading investment	(12,768)	(2,017)	243	10,871
Finance costs	100,439	15,869	79,683	116,351
(Gain)/loss on disposal of:
- associate	(199)	(31)
- joint venture	(107,976)	(17,059)
- intangibles asset	(115,235)	(18,206)
- prepaid operating leases				(2,511)
- property, plant and equipment	(11,668)	(1,843)	14,020	14,874
- subsidiaries	(216,115)	(34,145)		13,647
Gain on liquidation of joint venture				(348)
Government grants	(28,035)	(4,430)	(36,533)	(19,597)
Interest income	(105,421)	(16,656)	(56,983)	(41,314)
Impairment losses on intangible asset	40,000	6,320	1,131	26,700
Impairment losses on property, plant and equipment	20,845	3,293	3,297	2,873
Impairment losses/(reversal of impairment losses) on trade receivables, net	(10,854)	(1,715)	3,696	32,938
Loss on dilution of equity interest in joint venture				2,848
Property, plant and equipment written off	5,682	898	5	4,931
Share of loss/(profit) of associates and joint ventures, net of tax	(10,054)	(1,589)	3,612	2,691
Write-down/(reversal of write-down) of inventories, net	(19,901)	(3,144)	(5,171)	35,260
Write-back of trade and other payables	(29)	(5)		(9)
Write-back of allowance for anticipated losses on development properties				(2,976)
Profit before tax after adjustments	1,588,880	251,032	1,370,129	1,392,925
Changes in working capital
Decrease/(increase) in inventories	(897,437)	(141,789)	55,299	168,176
Decrease in trade and other receivables	31,121	4,917	122,192	700,571
(Decrease)/increase in trade and other payables	850,201	134,326	861,488	(439,180)
Decrease in development properties	377	60
Cash flows from operating activities	1,573,142	248,546	2,409,108	1,822,492
Income taxes paid	(202,975)	(32,069)	(133,021)	(135,774)
Net cash flows from operating activities	1,370,167	216,477	2,276,087	1,686,718
Investing activities
Additional investment in subsidiaries	(8,279)	(1,308)	(9,076)	(22,499)
Additional investment in associates and joint ventures	(75,000)	(11,849)	(1,255)	(2,591)
Dividend received from:
- held for trading investment	2,532	400	943
- joint ventures	754	119	598	1,190
Interest received	108,481	17,139	56,734	46,402
Net cash inflow on liquidation of a joint venture				1,763
Proceeds from disposal of:
- associate	1,832	289
- intangible assets	50,000	7,900
- joint venture	182,679	28,862
- prepaid operating leases				4,505
- property, plant and equipment	15,640	2,471	667	6,602
- subsidiaries, net of cash disposed	341,602	53,971		170,703
Proceeds from government grants	50,095	7,915	13,639	39,558
Purchase of property, plant and equipment	(289,472)	(45,735)	(351,472)	(397,817)
Withdrawal/(placement) of fixed deposits with banks, net	(254,294)	(40,177)	(282,809)	126,688
Net cash flows (used in)/from investing activities	126,570	19,997	(572,031)	(25,496)
Dividends paid to:
- equity holders of the parent	(235,947)	(37,278)	(118,193)	(142,007)
- non-controlling interests	(97,009)	(15,327)	(87,975)	(94,899)
Interest paid and discounting on bills receivable	(107,246)	(16,944)	(110,774)	(108,279)
Payment of finance lease liabilities	(38)	(6)	(61)	(85)
Proceeds from:
- borrowings	1,814,618	286,697	1,255,659	2,534,384
- issue of bonds				398,777
- issue of shares	6,617	1,045
(Placement)/withdrawal of fixed deposits pledged with banks for banking facilities			300,564	(300,564)
Repayment of borrowings	(1,100,133)	(173,813)	(2,793,206)	(2,772,862)
Net cash flows (used in)/from financing activities	280,862	44,374	(1,553,986)	(485,535)
Net increase in cash and cash equivalents	1,777,599	280,848	150,070	1,175,687
Cash and cash equivalents, beginning balance	3,653,914	577,292	3,474,364	2,291,345
Effect of exchange rate changes on balances in foreign currencies	(41,189)	(6,507)	29,480	7,332
Cash and cash equivalents, ending balance	5,390,324	851,633	3,653,914	3,474,364
Significant non-cash investing and financing transactions
Settlement of debts with trade bills	¥ 14,696,000	$ 2,322,000	¥ 12,203,000	¥ 12,032,000